21. Equity (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Treasury Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.08%
Fundo Volluto [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	23.42%	61.19%
Mobi [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	37.41%	0.00%
Delta Air Lines Inc. [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	9.41%	9.47%
Airfrance - KLM [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	1.21%	1.22%
Other [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.79%	0.71%
Free Float [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	27.76%	27.33%
Common Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Common Shares [Member] | Treasury Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.00%
Common Shares [Member] | Fundo Volluto [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Common Shares [Member] | Mobi [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.00%
Common Shares [Member] | Delta Air Lines Inc. [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.00%
Common Shares [Member] | Airfrance - KLM [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.00%
Common Shares [Member] | Other [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.00%
Common Shares [Member] | Free Float [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.00%
Preference shares [member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Preference shares [member] | Treasury Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.10%
Preference shares [member] | Fundo Volluto [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	49.25%
Preference shares [member] | Mobi [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	48.85%	0.00%
Preference shares [member] | Delta Air Lines Inc. [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	12.29%	12.38%
Preference shares [member] | Airfrance - KLM [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	1.58%	1.60%
Preference shares [member] | Other [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	1.03%	0.93%
Preference shares [member] | Free Float [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	36.25%	35.74%